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                              Janus Investment Fund

                          INTECH Risk-Managed Core Fund

                         Supplement dated April 21, 2010
                       to Currently Effective Prospectuses

The following disclosure supplements the investment strategy and risks for INTECH Risk-Managed Core Fund (the "Fund") as noted below.

1. The following supplements "PRINCIPAL INVESTMENT STRATEGIES" found in the FUND SUMMARY section of the Prospectus:

     Effective July 1, 2010, INTECH will begin implementing adjustments to the parameters utilized to select stocks when applying its mathematical process that will result in a portfolio composition that will be different than the portfolio composition that exists immediately prior to July 1, 2010. Although the adjustments may result in additional risk, the mathematical process remains unchanged and continues to seek to create a portfolio that, over time, produces returns in excess of its benchmark index with an equal or lesser amount of risk. INTECH may make further adjustments to the parameters utilized or to its mathematical process from time to time that may result in changes to the portfolio, increase portfolio turnover, or change the portfolio's risk relative to its benchmark index. Such adjustments may occur without prior notice to shareholders.

2. The following is added as the second sentence to INVESTMENT PROCESS RISK found in the FUND SUMMARY section of the Prospectus under "PRINCIPAL INVESTMENT RISKS":

     Changes to the mathematical investment process may result in changes to the portfolio, might not provide the intended results and may adversely impact the Fund's performance.

3. The following is added as the second to the last sentence in the first paragraph to INVESTMENT PROCESS RISK found in the ADDITIONAL INFORMATION ABOUT THE FUND section of the Prospectus under "RISKS OF THE FUND":

     Changes to the mathematical investment process may result in changes to the portfolio, might not provide the intended results and may adversely impact the Fund's performance.

You should consider this information in deciding whether the Fund is an appropriate investment for you.

                Please retain this Supplement with your records.

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                              Janus Investment Fund

                         INTECH Risk-Managed Growth Fund
                     INTECH Risk-Managed International Fund
                         INTECH Risk-Managed Value Fund

                         Supplement dated April 21, 2010
                       to Currently Effective Prospectuses

The following disclosure supplements the investment strategy and risks for INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, and INTECH Risk-Managed Value Fund (each, a "Fund" and collectively, the "Funds") as noted below.

1. The following supplements each Fund's "PRINCIPAL INVESTMENT STRATEGIES" section of the Prospectus:

     Effective July 1, 2010, INTECH will begin implementing adjustments to the parameters utilized to select stocks when applying its mathematical process that will result in a portfolio composition that will be different than the portfolio composition that exists immediately prior to July 1, 2010. Although the adjustments may result in additional risk, the mathematical process remains unchanged and continues to seek to create a portfolio that, over time, produces returns in excess of its benchmark index with an equal or lesser amount of risk. INTECH may make further adjustments to the parameters utilized or to its mathematical process from time to time that may result in changes to the portfolio, increase portfolio turnover, or change the portfolio's risk relative to its benchmark index. Such adjustments may occur without prior notice to shareholders.

2. The following is added as the second to the last sentence to each Fund's INVESTMENT PROCESS RISK found in the "MAIN INVESTMENT RISKS" section of the
   Prospectus:

     Changes to the mathematical investment process may result in changes to the portfolio, might not provide the intended results and may adversely impact the Fund's performance.

You should consider this information in deciding whether the Funds are an appropriate investment for you.

                Please retain this Supplement with your records.